Income Taxes (Tables)	12 Months Ended
	May 31, 2025	Dec. 31, 2024
Income Taxes [Line Items]
Schedule of Provision for Income Taxes Expenses

The components of the provision for Income taxes expenses are:

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2022
Current	$—	$—	$—
Deferred	—	—	—
Total income taxes expense	$—	$—	—

Schedule of Income Taxes Expenses Computed at the Hong Kong Statutory Tax Rate

The reconciliation of income taxes expenses computed at the Hong Kong statutory tax rate applicable to income tax expense is as follows:

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2022
Net loss before tax	$(4,157,737)	$(4,340,975)	$(11,525,102)
Provision for income tax benefit at Hong Kong statutory income tax rate (16.5%)	(686,027)	(716,261)	(1,901,642)
Impact of different tax rates in other jurisdictions	(10,814)	(16,272)	(263,787)
Non-taxable income	(5,477)	(1,071,774)	(907,495)
Non-deductible expenses	195	98,704	—
Change in valuation allowance	702,123	1,705,603	3,072,924
Effective income tax expense	$—	$—	$—

Schedule of Deferred Tax Asset and Liabilities

Deferred tax assets and deferred tax liabilities reflect the tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purpose and the tax bases used for income tax purpose. The following represents the tax effect of each major type of temporary difference.

	December 31, 2024	December 31, 2023
Deferred tax asset:
Tax loss carry forward	$15,107,318	$16,956,748
Share-based payment expenses	—	229,126
Depreciation and amortization	128,896	128,866
Impairment loss on assets	537,830	92,416
Total Deferred tax asset	15,774,044	17,407,156
Valuation allowance	(15,774,044)	(17,407,156)
Deferred tax asset, net of valuation allowance	$—	$—

Schedule of Changes in Valuation Allowance

Changes in valuation allowance are as follows:

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2022
Balance as of January 1	$17,407,156	$15,705,088	$12,632,164
Additions	702,123	1,705,603	3,072,924
Disposal	(2,335,235)	(3,535)	—
Balance as of December 31	$15,774,044	$17,407,156	$15,705,088

DiamiR Biosciences Corp. [Member]
Income Taxes [Line Items]
Schedule of Provision for Income Taxes Expenses

For the years ended May 31, 2025 and 2024, the provision for income taxes consisted of the following:

	2025	2024
Current:
Federal	$16,483	$112,947
State	1,456	1,456
Total current	17,939	114,403
Deferred:
Federal	—	—
State	—	—
Total deferred	—	—
Total	$17,939	$114,403

Schedule of Income Taxes Expenses Computed at the Hong Kong Statutory Tax Rate

For the years ended May 31, 2025 and 2024, a reconciliation of the Company’s effective tax rate to the statutory U.S. Federal rate is as follows:

	2025	2024
Income taxes at Federal statutory rate	21.0%	21.0%
Discounts and interest on notes	(2.4)%	(2.1)%
Financing costs	(4.3)%	—%
State taxes	—%	(4.2)%
Other	(2.3)%	(1.2)%
Change in valuation allowance	(14.3)%	(36.3)%
Income tax provision	(2.3)%	(22.9)%

Schedule of Deferred Tax Asset and Liabilities

The Company’s deferred tax assets and liabilities consist of the following at May 31, 2025 and 2024:

	May 31, 2025	May 31, 2024
Deferred tax assets:
Tax benefit of net operating loss carry-forward (NOL)	$351,453	$247,637
FIN48 reduction in NOL	(269,420)	(219,793)
Stock compensation	351,136	346,030
Research and development expenses	422,170	372,544
Other	1,152	2,432
Total deferred tax assets:	856,490	748,850
Deferred tax liabilities	(8,152)	(4,583)
Net deferred tax assets:	848,338	744,267
Valuation allowance for deferred tax assets	(848,338)	(744,267)
Deferred tax assets, net of valuation allowance	$—	$—

Schedule of Unrecognized Tax Benefits	The Company recognizes a tax benefit from an uncertain tax position when it is more-likely-than-not that it will be sustained upon examination by tax authorities.
Unrecognized tax benefits, May 31, 2023	$217,239
Gross increases – tax positions in current period	155,305
Unrecognized tax benefits, May 31, 2024	372,544
Gross increases – tax positions in current period	49,626
Unrecognized tax benefits, May 31, 2025	$422,170